SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Ordinary shares
	of NIS 0.1 par value each
	December 31
	2 0 1 9	2 0 1 8

Authorized share capital	50,000,000	50,000,000

Issued and outstanding	13,217,017	13,240,913

Schedule of Changes in Issued and Outstanding Shares
Changes in the issued and outstanding shares:

Ordinary shares of NIS 0.1 par value each
2 0 1 9

Balance as of January 1, 2019	13,240,913
Purchase of treasury shares (*)	(23,896)
Balance as of December 31, 2019	13,217,017

(*) Repurchase program, in accordance with the Board of Directors authorization which announces on November 15, 2018 for a limited period of 6 months. Since inception of the program 23,896 ordinary shares of the company have been repurchased in the amount of USD 169,800 which represents average price of USD 7.1 per share.